Document and Entity Information Document And Entity Information	Oct. 22, 2026
Entity Information [Line Items]
Document Period End Date	Oct. 22, 2026
Written Communications	false
Written Communications	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Registrant Name	Green Brick Partners, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33530
Entity Tax Identification Number	20-5952523
Entity Address, Address Line One	5501 Headquarters Drive
Entity Address, Address Line Two	Ste 300W
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75024
City Area Code	(469)
Entity Central Index Key	0001373670
Amendment Flag	false
Document Type	8-K
Local Phone Number	573-6755
Entity Emerging Growth Company	false
NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Security Exchange Name	NYSE
NYSE TEXAS, INC.
Entity Information [Line Items]
Security Exchange Name	NYSE
Series A Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares (each representing a 1/1000th interest in a share of 5.75% Series A Cumulative Perpetual Preferred Stock, par value $0.01 per share)
Trading Symbol	GRBK PRA
Security Exchange Name	NYSE
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	GRBK